Organization	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	— Organization
The Company is an externally managed real estate investment trust for U.S. federal income tax purposes (“REIT”) that focuses on acquiring and managing a diversified portfolio of healthcare-related real estate, focused on medical office buildings (“MOBs”), healthcare properties leased on a triple-net basis (“NNN properties”) and senior housing operating properties (“SHOPs”). As of December 31, 2020, the Company owned 193 properties located in 31 states and comprised of 9.4 million rentable square feet.
Substantially all of the Company’s business is conducted through Healthcare Trust Operating Partnership, L.P. (the “OP”), a Delaware limited partnership, and its wholly owned subsidiaries. The Company’s advisor, Healthcare Trust Advisors, LLC (the “Advisor”) manages our day-to-day business with the assistance of our property manager, Healthcare Trust Properties, LLC (the “Property Manager”). The Company’s Advisor and Property Manager are under common control with AR Global Investments, LLC (“AR Global”), and these related parties receive compensation and fees for providing services to us. The Company also reimburses these entities for certain expenses they incur in providing these services to the Company. Healthcare Trust Special Limited Partnership, LLC (the “Special Limited Partner”), which is also under common control with AR Global, also has an interest in the Company through ownership of interests in the OP.
The Company has declared quarterly dividends entirely in shares of its common stock equal to 0.01349 shares of common stock on each share of outstanding common stock (“Stock Dividends”) on October 1, 2020 and January 4, 2021. These Stock Dividends were issued on October 15, 2020 and January 15, 2021 to holders of record of common stock at the close of business on October 8, 2020 and January 11, 2021, respectively. Dividends payable entirely in shares of common stock are treated in a fashion similar to a stock split for accounting purposes specifically related to per-share calculations for the current and prior periods. The aggregate impact of these Stock Dividends on the Company’s weighted-average share amounts used in its per-share calculations was an increase of 0.02716 shares, cumulatively, for every one share of common stock. No additional shares, except for the Stock Dividends, were issued during the three months ended December 31, 2020. References made to weighted-average shares and per-share amounts in the accompanying consolidated statements of operations and comprehensive income have been retroactively adjusted to reflect the increase of 0.02716 shares for every share outstanding due to the Stock Dividends. Additionally, other references to weighted-average shares outstanding and per-share amounts have been retroactively adjusted for the Stock Dividends and are noted as such throughout the accompanying financial statements and footnotes.
On April 3, 2020, the Company published a new estimate of per-share net asset value (“Estimated Per-Share NAV”) as of December 31, 2019. The Company’s previous Estimated Per-Share NAV was as of December 31, 2018. Unlike the per share amounts in this Annual Report on Form 10-K, the Estimated Per-Share NAV has not been retroactively adjusted to reflect the payment of dividends in the form of common stock and will not be adjusted for Stock Dividends the Company pays in the future until the Board determines a new Estimated Per-Share NAV. Paying dividends in additional shares of common stock will, all things equal, cause the value of each share to decline because the number of shares outstanding will increase when Stock Dividends are paid; however, because each stockholder will receive the same number of new shares, the total value of our common stockholders’ investment, all things equal, will not change assuming no sales or other transfers. We intend to publish Estimated Per-Share NAV periodically at the discretion of the board of directors (the “Board”), provided that such estimates will be made at least once annually.